Promissory Notes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable, Current [Abstract]
Schedule of of outstanding convertible notes

The following table summarizes the outstanding promissory notes as of June 30, 2022 and December 31, 2021 (dollars in thousands):

		June 30,		December 31,
		2022		2021
	Interest Rate	Principal Amount	Carrying Amount*	Principal Amount	Carrying Amount*
Convertible Debenture (a)	4%	$33,333	$33,437	$57,500	$57,809
Small Business Association Paycheck Protection Program (c)	1%	265	265	311	312
Energica lending arrangements	0.05% - 4.5%		5,042	—	—
Total		$33,598	38,744	$57,811	58,121
Less: Current portion			(37,028)		(58,121)
Long-term Note, less current portion			$1,716		$—
*	Carrying amount includes the accrued interest and approximates the fair value because of the short term nature of these instruments.

During the year ended December 31, 2021, the Company issued several convertible debt instruments to YA II PN, the terms of which are summarized in the following table (principal and gross proceeds in thousands):

	YA II PN Note 1	YA II PN Note 2	YA II PN Note 3	YA II PN Note 4
Principal	$37,500	$37,500	$65,000	$80,000
Gross proceeds	$37,500	$37,500	$65,000	$80,000
Interest rate	4.0%	4.0%	4.0%	4.0%
Conversion price	$2.00	$3.31	$4.12	$4.95
Maturity dates	July 4, 2021	July 15, 2021	July 28, 2021	August 8, 2021

The following is the summary of outstanding promissory notes as of December 31, 2021 and 2020 (in thousands):

		December 31,		December 31,
		2021		2020
		Principal	Carrying	Principal	Carrying
	Interest rate	Amount	Amount*	Amount	Amount*
Convertible Debenture (a)	4.0%	$57,500	$57,809	$—	$—
Vendor Note Payable (b)	0.25%-4%	—	—	105	105
Small Business Association Paycheck Protection Program (c)	1.0%	311	312	460	463
Total		$57,811	58,121	$565	568
Less: Current portion			(58,121)		(568)
Long-term Note, less current portion			$—		$—

Ties to

*Carrying amount includes the accrued interest and approximates the fair value because of the short-term nature of these instruments.

During the year ended December 31, 2021, the Company issued several convertible debt instruments to YA II PN, the terms of which are summarized in the following table (principal and gross proceeds in thousands):

	YA II PN Note 1	YA II PN Note 2	YA II PN Note 3	YA II PN Note 4
Principal	$37,500	$37,500	$65,000	$80,000
Gross proceeds	$37,500	$37,500	$65,000	$80,000
Interest rate	4.0%	4.0%	4.0%	4.0%
Conversion price	$2.00	$3.31	$4.12	$4.95
Maturity dates	July 4, 2021	July 15, 2021	July 28, 2021	August 8, 2021